Auditor's Fee (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditors Remuneration [Line Items]
Total audit fee	kr 10,613	kr 10,979	kr 4,086
EY
Auditors Remuneration [Line Items]
Audit services	6,235	4,449	645
Other audit activities	2,105	3,774	3,343
Tax advice	73
Other services			98
Total audit fee	8,413	8,223	kr 4,086
KPMG
Auditors Remuneration [Line Items]
Audit services	472	102
Other audit activities	1,178	2,552
Total audit fee	1,650	2,654
Other auditors
Auditors Remuneration [Line Items]
Audit services	471	102
Other audit activities	79
Total audit fee	kr 550	kr 102